Deferred Tax Assets And Deferred Tax Liabilities- Summary of Movements In Deferred Tax Asset (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deductible tax losses
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	¥ 1,876,670	¥ 217,500	¥ 194,627
Credited/(charged) - to profit or loss	579,145	1,659,170	22,873
Ending balance	2,455,815	1,876,670	217,500
Provision for asset impairments
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	2,218,179	2,322,459	988,778
Credited/(charged) - to profit or loss	217,727	(104,280)	1,333,681
Ending balance	2,435,906	2,218,179	2,322,459
Employee benefit payables
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	572,193	486,985	760,611
Credited/(charged) - to profit or loss	177,262	85,208	(273,626)
Ending balance	749,455	572,193	486,985
Accrued expenses
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	279,503	348,037	494,000
Credited/(charged) - to profit or loss	(48,375)	(68,534)	(145,963)
Ending balance	231,128	279,503	348,037
Guarantee liabilities
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	1,046,383	1,440,842	674,277
Credited/(charged) - to profit or loss	8,112	(394,459)	766,565
Ending balance	1,054,495	1,046,383	1,440,842
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	1,023,477	1,097,274	1,635,551
Credited/(charged) - to profit or loss	(142,795)	(73,797)	(538,277)
Ending balance	880,682	1,023,477	1,097,274
Others (Include changes in fair value )
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	363,812	206,914	203,718
Credited/(charged) - to profit or loss	91,932	156,898	3,196
Ending balance	455,744	363,812	206,914
Lease liabilities [member]
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	101,130	190,157	202,812
Credited/(charged) - to profit or loss	(25,413)	(89,027)	(12,655)
Ending balance	75,717	101,130	190,157
Deferred Tax Assets
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	7,481,347	6,310,168	5,154,374
Credited/(charged) - to profit or loss	857,595	1,171,179	1,155,794
Ending balance	¥ 8,338,942	¥ 7,481,347	¥ 6,310,168